PRIVATE PLACEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENTS

NOTE 4 - PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale to the Sponsor of 754,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($7,540,000). Each Private Placement Unit is comprised of one Class A share and one warrant. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Our Sponsor has agreed to transfer, but has not yet transferred, 15,000 placement units to each of our director nominees. The proceeds from the sale of the Private Placement Units will be added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the securities comprising the Private Placement Units will expire worthless. The Private Placement Units (including the Class A common stock issuable upon exercise of the warrants included in the Private Placement Units) will not be transferable, assignable or saleable until 30 days after the completion of an Initial Business Combination, subject to certain exceptions.

NOTE 4 - PRIVATE PLACEMENTS

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale to the Sponsor of 754,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($7,540,000). Each Private Placement Unit is comprised of one Class A share and one warrant (“Private Placement Warrant”). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The Company’s Sponsor has agreed to transfer, but has not yet transferred, 15,000 Private Placement Units to each of our director nominees. The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the securities comprising the Private Placement Units will expire worthless. The Private Placement Units (including the Class A common stock issuable upon exercise of the warrants included in the Private Placement Units) will not be transferable, assignable or saleable until 30 days after the completion of an Initial Business Combination, subject to certain exceptions.